Taxes - Schedule of Provision for Income Taxes (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current	$ (471,821)	¥ (3,213,528)	¥ (2,290,252)
Deferred	(21,524)	(146,597)
Income tax expense	$ (493,345)	¥ (3,360,125)	¥ (2,290,252)